UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 122.0%
Alabama 2.2%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,157,370
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	8,775,798

		9,933,168
Arizona 2.1%
Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,387,310
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	880,446
5.5%, 12/1/2029	1,400,000	1,302,938

		9,570,694

California 22.3%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,512,530
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034 (b)	3,180,000	3,335,184
California, San Gorgonio Memorial Health Care, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,163,650
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental, Series A, 6.25%, 9/1/2029 (b)	5,345,000	5,625,025
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	13,822,280
California, State General Obligation:
5.125%, 4/1/2024	4,400,000	4,475,196
6.0%, 4/1/2038	10,000,000	10,581,800
California, State Public Works Board Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	6,897,499
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (a)	10,500,000	10,544,835
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,529,100
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031 (a)	5,130,000	5,210,233
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030 (a)	13,270,000	13,502,225
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	3,000,000	2,323,920
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027 (a)	5,850,000	5,383,697
Southern California, Metropolitan Water District, Waterworks Revenue, Series C-1, 0.08% **, 7/1/2036	9,000,000	9,000,000

		101,907,174
Colorado 2.3%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	2,500,000	2,379,875
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	1,902,800
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,123,210
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	145,000	148,864
Denver, CO, Airport Revenue, Series A, AMT, 6.0%, 11/15/2014 (a)	5,000,000	5,111,800

		10,666,549
District of Columbia 0.4%
District of Columbia, General Obligation, Prerefunded, Series A, 5.5%, 6/1/2014 (a)	1,860,000	1,884,608
Florida 8.3%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	10,131,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A, AMT, 5.25%, 10/1/2033 (a)	12,000,000	11,296,800
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,114,540
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,737,578
6.0%, 7/1/2014 (a)	1,000,000	1,043,590
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,353,850
5.75%, 10/1/2038	5,000,000	5,056,100

		37,734,058
Georgia 6.8%
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,060,916
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,359,113
Series A, 5.5%, 9/15/2024	5,000,000	4,730,800

Series A, 5.5%, 9/15/2028	10,000,000	9,361,400
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038 (a)	3,300,000	3,637,458

		31,149,687
Hawaii 2.7%
Hawaii, Airport System Revenue, Series B, AMT, 6.5%, 7/1/2013 (a)	8,800,000	9,048,424
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series D, AMT, 6.15%, 1/1/2020 (a)	2,195,000	2,200,202
6.5%, 7/1/2039	1,000,000	1,048,740

		12,297,366
Idaho 0.5%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	2,135,000	2,293,118
Illinois 3.7%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,129,000
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, 6.5%, 11/1/2038	1,000,000	1,089,940
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	5,850,107

		17,069,047
Indiana 1.6%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	1,808,064
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, Prerefunded, 5.5%, 11/1/2031	5,000,000	5,506,100

		7,314,164
Kentucky 3.3%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.5%, 10/1/2020	790,000	845,893
Series A, 6.5%, 10/1/2020	1,210,000	1,248,466
Series A, Prerefunded, 6.625%, 10/1/2028	3,135,000	3,361,033
Series A, 6.625%, 10/1/2028	865,000	877,914
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042 (a)	4,000,000	4,192,200
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	4,573,450

		15,098,956
Louisiana 0.5%
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,116,836
Maine 0.0%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	195,000	195,698
Maryland 1.2%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, Prerefunded, 6.75%, 7/1/2030	2,500,000	2,656,500
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,236,169
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,427,820

		5,320,489

Massachusetts 1.9%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023 (a)	5,000,000	4,265,700
Massachusetts, Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2015 (a)	3,000,000	3,032,160
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	1,885,000	1,556,463

		8,854,323
Michigan 1.0%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,295,000	1,236,103
Michigan, State Building Authority Revenue, Facilities Program, Series I, 6.0%, 10/15/2038	1,000,000	1,053,000
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,065,014

		4,354,117
Minnesota 1.8%
Minneapolis & St. Paul, MN, Airport Revenue, Series B, AMT, 6.0%, 1/1/2012 (a)	4,395,000	4,476,659
Minneapolis & St. Paul, MN, Port Authority Revenue, Series B, AMT, 5.625%, 1/1/2015 (a)	2,500,000	2,527,350
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,250,364

		8,254,373
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,509,750
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	364,985
Nevada 2.0%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	9,334,800
New Jersey 6.0%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	998,614
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	6,296,650
New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, Series A, AMT, 6.875%, 11/1/2034 (a)	10,775,000	10,779,202
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,063,258
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,705,000	1,865,066
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	3,000,000	3,271,710
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,811,233
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,700,000	1,163,735

		27,249,468
New York 6.5%
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,660,740
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 144, AMT, 0.22% **, 10/1/2037	10,000,000	10,000,000
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	16,539,740
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,390,701

		29,591,181
North Carolina 2.4%
Charlotte, NC, Airport Revenue:
Series B, AMT, 5.75%, 7/1/2013 (a)	2,480,000	2,509,314

Series B, AMT, 5.875%, 7/1/2014 (a)	1,140,000	1,153,178
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,039,600
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	3,000,000	3,233,250
North Carolina, Municipal Power Agency, No.1 Catawba Electric Revenue, Series B, 6.375%, 1/1/2013	3,000,000	3,066,570

		11,001,912
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	3,400,000	3,645,072
Ohio 6.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	19,820,000	16,803,594
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025 *	6,000,000	3,705,960
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,050,500
Series B, 5.5%, 1/1/2039	3,500,000	3,535,350

		29,095,404
Pennsylvania 1.0%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,727,795
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,630,267

		4,358,062
Puerto Rico 3.6%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.5%, 8/1/2044	15,000,000	16,253,250
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,092,620
South Carolina 2.5%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,403,580
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	6,470,233
Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,182,820
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	1,310,000	1,380,439

		11,437,072
Tennessee 4.4%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	1,826,060
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,001,120
Memphis-Shelby County, TN, Airport Revenue, Series D, AMT, 6.25%, 3/1/2017 (a)	4,690,000	4,768,792
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,000,000	8,074,499
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	1,469,133

		20,139,604
Texas 13.3%
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas Utilities Electric Co. Project, Series C, AMT, 5.75%, 5/1/2036	3,965,000	3,222,157
Harris County, TX, Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,099,550

Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,183,210
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017 (a)	3,300,000	3,302,277
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,533,285
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	6,418,815
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.875%, 11/1/2016 (a)	6,500,000	6,780,735
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	1,917,740
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.122% ***, 12/15/2026	12,000,000	6,975,000
Series D, 6.25%, 12/15/2026	5,000,000	5,100,350
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,172,614
5.5%, 8/1/2025	7,250,000	7,226,800
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015 (a)	10,865,000	11,015,589

		60,948,122
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,527,865
Washington 3.4%
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2013 (a)	7,355,000	7,930,970
Seattle, WA, Special Assessment Revenue:
Series B, AMT, 5.5%, 9/1/2011 (a)	1,085,000	1,107,145
Series B, AMT, 5.75%, 9/1/2013 (a)	1,045,000	1,063,068
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	5,461,320

		15,562,503
West Virginia 3.7%
West Virginia, Hospital Finance Authority Revenue, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	12,000,000	12,855,000
Prerefunded, 6.75%, 9/1/2030	4,000,000	4,285,000

		17,140,000
Wisconsin 2.2%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	2,835,000	3,109,910
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	5,513,700
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,626,577

		10,250,187

Total Municipal Bonds and Notes (Cost $528,618,253)		557,516,282
Municipal Inverse Floating Rate Notes (c) 57.1%
California 4.5%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	10,000,000	10,236,051
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.394%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (d)	10,000,000	10,191,000
Trust: California, State General Obligation, Series 1932, 144A, 8.63%, 6/1/2023, Leverage Factor at purchase date: 2 to 1

		20,427,051

Florida 7.3%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (a) (d)	3,740,000	3,842,741
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (a) (d)	3,915,000	4,022,548
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (a) (d)	4,122,500	4,235,748
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (a) (d)	4,317,500	4,436,105
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (a) (d)	16,470,000	16,922,444
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.101%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		33,459,586
Massachusetts 5.3%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (d)	18,250,000	19,136,122
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (d)	5,000,000	5,242,773
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.472%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		24,378,895
Nevada 6.4%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (d)	9,447,355	9,528,707
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (d)	9,919,723	10,005,143
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (d)	9,627,878	9,710,785
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.433%, 6/1/2028, Leverage Factor at purchase date: 3 to 1

		29,244,635
New York 17.7%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (d)	13,500,000	14,437,980
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 9.15%, 3/15/2026, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (d)	10,000,000	10,625,413
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.474%, 3/15/2026, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (d)	10,000,000	10,736,700
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.51%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (d)	5,425,000	5,587,237
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (d)	8,080,000	8,321,636
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.471%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (d)	12,000,000	12,328,980
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.15%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (d)	17,560,000	18,659,080
Trust: New York City, NY, Series 2008-1190, 144A, 9.15%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		80,697,026
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (d)	10,000,000	10,692,550
Trust: Pennsylvania, State General Obligation, Public Transit Improvements, Series 2008-1146, 144A, 9.05%, 1/1/2025, Leverage Factor at purchase date: 2 to 1
Tennessee 7.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (d)	10,756,695	11,512,316
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.445%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (d)	10,200,000	10,983,717
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.45%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (d)	10,564,925	11,252,540
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.458%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		33,748,573

Texas 2.4%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (d)				10,000,000	10,885,350
Trust: Texas, State Highway & Transit Improvements, Series 2008-1147, 144A, 9.05%, 4/1/2025, Leverage Factor at purchase date: 2 to 1
Virginia 3.8%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (d)				8,190,000	8,900,855
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (d)				7,630,000	8,292,249
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 10.982%, 10/1/2027, Leverage Factor at purchase date: 2.5 to 1

					17,193,104

Total Municipal Inverse Floating Rate Notes (Cost $253,037,194)					260,726,770
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $781,655,447) †				179.1	818,243,052
Other Assets and Liabilities, Net				(35.6)	(162,596,639)
Preferred Shares, at Redemption Value				(43.5)	(198,750,000)

Net Assets Applicable to Common Shareholders				100.0	456,896,413

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A	7.125%	5/15/2025	6,000,000	5,917,429	3,705,960
**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2009.

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2009.

†

The cost for federal income tax purposes was $780,918,590. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $37,324,462. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,952,785 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,628,323.

(a)	Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
Ambac Financial Group, Inc.					4.0
Assured Guaranty Corp.					2.3
Financial Guaranty Insurance Co.					5.8
Financial Security Assurance, Inc.					9.6
National Public Finance Guarantee Corp.					4.2
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(b)	When-issued security.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(e)	$ —	$ 818,243,052	$ —	$ 818,243,052
Total	$ —	$ 818,243,052	$ —	$ 818,243,052

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009